Pension and Other Postretirement Plans	12 Months Ended
Dec. 31, 2012
Pension and Other Postretirement Plans

NOTE 9—PENSION AND OTHER POSTRETIREMENT PLANS

The following summarizes the significant pension and other postretirement plans of United:

Pension Plans

United maintains two primary defined benefit pension plans, one covering certain pilot employees and another covering certain U.S. non-pilot employees. Each of these plans provide benefits based on a combination of years of benefit accruals service and an employee’s final average compensation. Additional benefit accruals were frozen under the plan covering certain pilot employees during 2005, at which time any existing accrued benefits for pilots were preserved. Benefit accruals for certain non-pilot employees under its other primary defined benefit pension plan continue.

United maintains a frozen defined benefit pension plan for a small number of former employees. United maintains additional defined benefit pension plans, which cover certain international employees.

Other Postretirement Plans

We maintain postretirement medical programs which provide medical benefits to certain retirees and eligible dependents, as well as life insurance benefits to certain retirees participating in the plan. Benefits provided are subject to applicable contributions, co-payments, deductible and other limits as described in the specific plan documentation.

The following table sets forth the reconciliation of the beginning and ending balances of the benefit obligation and plan assets, the funded status and the amounts recognized in these financial statements for the defined benefit and other postretirement plans (in millions):

	Pension Benefits
	Year Ended December 31, 2012	Year Ended December 31, 2011
Accumulated benefit obligation:	$3,978	$3,321

Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$3,708	$3,322
Service cost	99	88
Interest cost	184	178
Actuarial (gain) loss	702	251
Gross benefits paid	(162)	(137)
Other	(5)	6

Projected benefit obligation at end of year	$4,526	$3,708

Change in plan assets:
Fair value of plan assets at beginning of year	$1,868	$1,871
Actual gain (loss) on plan assets	223	(47)
Employer contributions	228	194
Benefits paid	(162)	(137)
Other	—	(13)

Fair value of plan assets at end of year	$2,157	$1,868

Funded status—Net amount recognized	$(2,369)	$(1,840)

	Pension Benefits
	December 31, 2012	December 31, 2011
Amounts recognized in the consolidated balance sheets consist of:
Noncurrent asset	$35	$31
Current liability	(4)	(9)
Noncurrent liability	(2,400)	(1,862)

Total liability	$(2,369)	$(1,840)

Amounts recognized in accumulated other comprehensive income (loss) consist of:
Net actuarial gain (loss)	$(826)	$(231)
Prior service credit (cost)	2	3

Total accumulated other comprehensive income (loss)	$(824)	$(228)

	Other Postretirement Benefits
	Year Ended December 31, 2012	Year Ended December 31, 2011
Change in benefit obligation:
Benefit obligation at beginning of year	$2,541	$2,494
Service cost	50	47
Interest cost	124	127
Plan participants’ contributions	77	73
Actuarial (gain) loss	110	(2)
Federal subsidy	13	13
Plan amendments	22	3
Gross benefits paid	(194)	(214)

Benefit obligation at end of year	$2,743	$2,541

Change in plan assets:
Fair value of plan assets at beginning of year	$58	$58
Actual return on plan assets	1	1
Employer contributions	116	141
Plan participants’ contributions	77	72
Benefits paid	(194)	(214)

Fair value of plan assets at end of year	$58	$58

Funded status—Net amount recognized	$(2,685)	$(2,483)

	Other Postretirement Benefits
	December 31, 2012	December 31, 2011
Amounts recognized in the consolidated balance sheets consist of:
Current liability	$(71)	$(76)
Noncurrent liability	(2,614)	(2,407)

Total liability	$(2,685)	$(2,483)

Amounts recognized in accumulated other comprehensive income (loss) consist of:
Net actuarial gain (loss)	$(79)	$33
Prior service cost	(24)	(2)

Total accumulated other comprehensive income (loss)	$(103)	$31

The following information relates to all pension plans with an accumulated benefit obligation and a projected benefit obligation in excess of plan assets at December 31 (in millions):

	2012	2011
Projected benefit obligation	$4,387	$3,594
Accumulated benefit obligation	3,869	3,230
Fair value of plan assets	1,991	1,731

Net periodic benefit cost for the years ended December 31 included the following components (in millions):

	2012		2011		2010
	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
Service cost	$99	$50	$88	$47	$27	$33
Interest cost	184	124	178	127	51	120
Expected return on plan assets	(138)	(2)	(140)	(2)	(39)	(2)
Curtailment gain	—	—	—	—	(7)	—
Amortization of prior service cost (credit)	(1)	—	(2)	—	(2)	—
Special termination benefits	—	—	—	—	4	—
Settlement (gain) loss	1	—	1	—	—	—
Amortization of unrecognized actuarial (gain) loss	21	(3)	(20)	(2)	1	(12)

Net periodic benefit cost	$166	$169	$105	$170	$35	$139

The estimated amounts that will be amortized in 2013 for actuarial losses are as follows (in millions):

	Pension Benefits	Other Postretirement Benefits
Actuarial loss to be reclassified from accumulated other comprehensive income into net periodic benefit cost	$73	$7

The assumptions used for the benefit plans were as follows:

	Pension Benefits
Assumptions used to determine benefit obligations	2012	2011
Discount rate	4.19%	5.00%
Rate of compensation increase	2.49%	2.48%

Assumptions used to determine net expense
Discount rate	5.02%	5.39%
Expected return on plan assets	7.54%	7.55%
Rate of compensation increase	2.48%	2.49%

	Other Postretirement Benefits
Assumptions used to determine benefit obligations	2012	2011
Discount rate	4.12%	4.91%

Assumptions used to determine net expense
Discount rate	4.92%	5.13%
Expected return on plan assets	4.00%	4.00%
Health care cost trend rate assumed for next year	6.75%	7.00%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate in 2020)	5.00%	5.00%

The Company selected the 2012 discount rate for each of its plans by using a hypothetical portfolio of high quality bonds at December 31, 2012, that would provide the necessary cash flows to match projected benefit payments.

We develop our expected long-term rate of return assumption based on historical experience and by evaluating input from the trustee managing the plans’ assets. Our expected long-term rate of return on plan assets is based on a target allocation of assets, which is based on our goal of earning the highest rate of return while maintaining risk at acceptable levels. The plans strive to have assets sufficiently diversified so that adverse or unexpected results from one security class will not have an unduly detrimental impact on the entire portfolio. We regularly review our actual asset allocation and the pension plans’ investments are periodically rebalanced to our targeted allocation when considered appropriate. United’s plan assets are allocated within the following guidelines:

	Percent of Total	Expected Long-Term Rate of Return
Equity securities	38-54%	9.5%
Fixed-income securities	27-33	6.0
Alternatives	17-23	7.3
Other	2-6	3.8

One-hundred percent of other postretirement plan assets are invested in a deposit administration fund.

Assumed health care cost trend rates have a significant effect on the amounts reported for the other postretirement plans. A 1% change in the assumed health care trend rate for the Company would have the following additional effects (in millions):

	1% Increase	1% Decrease
Effect on total service and interest cost for the year ended December 31, 2012	$22	$(18)
Effect on postretirement benefit obligation at December 31, 2012	338	(280)

A one percentage point decrease in the weighted average discount rate would increase the postretirement benefit liability by approximately $336 million and increase the estimated 2012 benefits expense by approximately $23 million.

Fair Value Information. Accounting standards require us to use valuation techniques to measure fair value that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized as follows:

Level 1	Unadjusted quoted prices in active markets for assets or liabilities identical to those to be reported at fair value

Level 2	Other inputs that are observable directly or indirectly, such as quoted prices for similar assets or liabilities or market-corroborated inputs

Level 3	Unobservable inputs for which there is little or no market data and which require us to develop our own assumptions about how market participants would price the assets or liabilities

The following tables present information about the United’s pension and other postretirement plan assets at December 31 (in millions):

	2012				2011
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Pension Plan Assets:
Equity securities funds	$1,034	$383	$651	$—	$872	$355	$517	$—
Fixed-income securities	611	—	609	2	530	—	530	—
Alternatives	394	—	234	160	344	—	195	149
Insurance contract	36	—	—	36	42	—	—	42
Other investments	82	—	82	—	80	—	80	—

Total	$2,157	$383	$1,576	$198	$1,868	$355	$1,322	$191

Other Postretirement Benefit Plan Assets:
Deposit administration fund	$58	$—	$—	$58	$58	$—	$—	$58

Equity and Fixed-Income Securities. Equity securities include investments in both developed market and emerging market equity securities. Fixed-income securities include primarily U.S. and non-U.S. government fixed-income securities and U.S. and non-U.S corporate fixed-income securities along with asset-backed securities.

Insurance Contract and Deposit Administration Fund. Each of these investments are stable value investment products structured to provide investment income.

Alternatives. Alternative investments consist primarily of investments in hedge fund and private equity interests.

Other investments. Other investments consist primarily of investments in currency and commodity commingled funds.

The reconciliation of United’s defined benefit plan assets measured at fair value using unobservable inputs (Level 3) for the years ended December 31, 2012 and 2011 is as follows (in millions):

	2012	2011
Balance at beginning of year	$249	$250
Actual return on plan assets:
Unrealized gains (losses) relating to assets still held at year end	(47)	6
Purchases, sales, issuances and settlements (net)	54	(7)

Balance at end of year	$256	$249

Funding requirements for tax-qualified defined benefit pension plans are determined by government regulations. United’s contributions reflected above have satisfied its required contributions through the 2012 calendar year. Expected 2013 employer contributions to all of United’s pension and postretirement plans are $217 million and $134 million, respectively.

The estimated future benefit payments, net of expected participant contributions, in United’s pension plans and other postretirement benefit plans as of December 31, 2012 are as follows (in millions):

	Pension	Other Postretirement	Other Postretirement— subsidy receipts
2013	$312	$136	$7
2014	317	143	8
2015	321	150	9
2016	320	159	10
2017	317	166	11
Years 2018 – 2022	1,579	964	61

Defined Contribution Plans

Depending upon the employee group, employer contributions consist of matching contributions and/or non-elective employer contributions. United’s employer contribution percentages vary from 1% to 16%, of eligible earnings depending on the terms of each plan. United’s contributions to its defined contribution plans were $366 million, $325 million and $254 million, including International Association of Machinists (“IAM”) multi-employer plan contributions of $36 million, $34 million and $34 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Multi-Employer Plans

In 2006, United began participating in the IAM National Pension Plan (“IAM Plan”) with respect to certain employees. The IAM Plan is a multi-employer pension plan whereby contributions by the participating company are based on covered hours by the applicable covered employees. The risks of participating in these multi-employer plans are different from single-employer plans, as United can be subject to additional risks that others do not meet their obligations, which in certain circumstances could revert to United.

United’s participation in the IAM Plan for the annual period ended December 31, 2012 is outlined in the table below. There have been no significant changes that affect the comparability of 2012 and 2011 contributions. Contributions to the IAM Plan were $36 million, $34 million and $34 million for the years ended December 31, 2012, 2011 and 2010, respectively. The IAM Plan reported $350 million in employers’ contributions for the year ended December 31, 2011. For 2011, contributions to the IAM Plan represented more than 5% of total contributions.

Pension Fund	IAM National Pension Fund

EIN/ Pension Plan Number	51-6031295 - 002

Pension Protection Act Zone Status (2012 and 2011)*	Green Zone

FIP/RP Status Pending/Implemented	No

United’s Contributions	$36 million and $34 million in the years ended December 31, 2012 and 2011, respectively

Surcharge Imposed	No

Expiration Date of Collective Bargaining Agreement	N/A

*	Plans in the green zone are at least 80 percent funded.

At the date the financial statements were issued, Forms 5500 were not available for the plan year ending in 2012.

Profit Sharing

In 2012 and 2011, substantially all employees participated in profit sharing plans, which paid 15% of total pre-tax earnings, excluding special items and share-based compensation expense, to eligible employees when pre-tax profit, excluding special items, profit sharing expense and share-based compensation program expense, exceeds $10 million. Eligible U.S. co-workers in each participating work group received a profit sharing payout using a formula based on the ratio of each qualified co-worker’s annual eligible earnings to the eligible earnings of all qualified co-workers in all domestic workgroups. The international profit sharing plan paid eligible non-U.S. co-workers the same percentage of eligible pay that is calculated under the U.S. profit sharing plan.

The Company recorded profit sharing and related payroll tax expense of $119 million, $265 million and $166 million in 2012, 2011 and 2010, respectively. Profit sharing expense is recorded as a component of salaries and related costs in the consolidated statements of operations.